Document and Entity Information	0 Months Ended
Sep. 09, 2014
Risk/Return:
Document Type	497
Document Period End Date	Sep. 09, 2014
Registrant Name	FundVantage Trust
Central Index Key	0001388485
Amendment Flag	false
Document Creation Date	Sep. 09, 2014
Document Effective Date	Sep. 09, 2014
Prospectus Date	Sep. 01, 2014
EIC Value Fund | Class A
Risk/Return:
Trading Symbol	EICVX
EIC Value Fund | Class C
Risk/Return:
Trading Symbol	EICCX
EIC Value Fund | Retail Class
Risk/Return:
Trading Symbol	EICRX
EIC Value Fund | Institutional Class
Risk/Return:
Trading Symbol	EICIX